CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
A related party	¥ 1,403,354	$ 203,467	¥ 2,295,569	¥ 2,889,441
Third parties	1,829,377	265,235	3,008,266	2,936,183
Total net revenues	3,232,731	468,702	5,303,835	5,825,624
Cost of revenues	(2,495,638)	(361,834)	(4,105,767)	(4,742,668)
Gross profit	737,093	106,868	1,198,068	1,082,956
Operating expenses:
Research and development expenses	(299,950)	(43,489)	(311,786)	(265,680)
Selling and marketing expenses	(614,887)	(89,150)	(751,011)	(597,176)
General and administrative expenses	(121,702)	(17,645)	(97,730)	(68,914)
Total operating expenses	(1,036,539)	(150,284)	(1,160,527)	(931,770)
Other income, net	22,135	3,209	27,128	32,795
Income (loss) from operations	(277,311)	(40,207)	64,669	183,981
Interest income and short-term investment income, net	10,368	1,503	28,589	31,968
Other non-operating income	2,487	361	1,372	1,818
Income (loss) before income tax expenses	(264,456)	(38,343)	94,630	217,767
Income tax expenses	(18,174)	(2,635)	(5,739)	(43,321)
Net income (loss)	(282,630)	(40,978)	88,891	174,446
Less: Net income (loss) attributable to the non-controlling interest shareholders	(7,115)	(1,032)	286	1,122
Net income (loss) attributable to ordinary shareholders of the Company	(275,515)	(39,946)	88,605	173,324
Net income (loss) attributable to the Company	(275,515)	(39,946)	88,605	173,324
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	48,785	7,073	(13,736)	(40,239)
Total comprehensive income (loss) attributable to the Company	¥ (226,730)	$ (32,873)	¥ 74,869	¥ 133,085
Net income (loss) per share attributable to ordinary shareholders of the Company:
-Basic | (per share)	¥ (1.32)	$ (0.19)	¥ 0.42	¥ 0.83
-Diluted | (per share)	¥ (1.32)	$ (0.19)	¥ 0.40	¥ 0.80
Weighted average number of ordinary shares used in calculating net income per share
-Basic	208,341,011	208,341,011	209,551,821	208,812,049
-Diluted	208,341,011	208,341,011	220,735,997	215,623,773